Prepayments and Other Assets - Additional Information (Detail) - 12 months ended Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	USD ($)
Prepayments and Other Assets [Abstract]
Contract with customer, asset, allowance for credit loss	¥ 1,591		$ 250
Contract with customer asset credit loss expense	2,100	$ 330
Contract with customer asset, Allowance for credit loss, Writeoff	¥ 509	$ 80